Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Argentina: 0.8%
2,409	(1)	MercadoLibre, Inc.	$4,286,840	0.8

		Australia: 1.7%
16,900		Cochlear Ltd.	2,541,077	0.4
150,943		Goodman Group	2,031,239	0.4
94,974		Seek Ltd.	2,023,607	0.4
410,394	(1)	Sydney Airport	1,783,288	0.3
120,937		Treasury Wine Estates Ltd.	925,259	0.2
			9,304,470	1.7

		Austria: 0.4%
43,048		Andritz AG	2,045,007	0.4
3,761		OMV AG	157,818	0.0
			2,202,825	0.4

		Belgium: 1.4%
16,800		D'ieteren SA	1,324,565	0.2
35,917	(1)	KBC Group NV	2,504,652	0.5
25,156		Solvay S.A.	2,861,240	0.5
11,933		UCB S.A.	1,235,688	0.2
			7,926,145	1.4

		Brazil: 1.5%
124,736		Localiza Rent a Car SA	1,454,501	0.3
225,509		Petroleo Brasileiro SA ADR	2,266,365	0.4
217,700		Raia Drogasil SA	990,739	0.2
19,475	(1)	StoneCo Ltd.	1,400,253	0.2
55,757	(1)	XP, Inc.	2,433,236	0.4
			8,545,094	1.5

		Canada: 4.8%
22,965		Alimentation Couche-Tard, Inc.	700,399	0.1
75,428		Brookfield Asset Management, Inc.	2,922,743	0.5
39,636		Canadian National Railway Co. - CNR	4,014,588	0.7
1,710		Constellation Software, Inc./Canada	2,083,131	0.4
53,991		Magna International, Inc.	3,802,486	0.7
98,400		Methanex Corp.	3,259,608	0.6
3,472	(1)	Shopify, Inc.	3,814,305	0.7
167,461		Suncor Energy, Inc.	2,801,166	0.5
3,849	(1),(2)	Topicus.com, Inc.	106,613	0.0
54,948		Toronto-Dominion Bank	3,113,613	0.6
			26,618,652	4.8

		China: 8.4%
14,900	(1)	Alibaba Group Holding Ltd.	472,844	0.1
33,760	(1)	Alibaba Group Holding Ltd. BABA ADR	8,569,301	1.5
74,000	(1)	Alibaba Health Information Technology Ltd.	230,701	0.0
5,035	(1)	Baidu, Inc. ADR	1,183,326	0.2
435,000		China Longyuan Power Group Corp. Ltd. - H Shares	636,766	0.1
23,000		China Tourism Group Duty Free Corp. Ltd. A - Shares	1,041,946	0.2
213,984		ENN Energy Holdings Ltd.	3,300,153	0.6
16,717		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	432,101	0.1
23,000	(1),(3)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	505,744	0.1
129,316		Hualan Biological Engineering, Inc.	918,324	0.2
29,607		Huazhu Group Ltd. ADR	1,435,939	0.3
11,000	(1)	Kuaishou Technology	164,802	0.0
136,500	(3)	Longfor Group Holdings Ltd.	768,696	0.1
93,322	(1)	Meituan Class B	4,303,022	0.8
6,000		Microport Cardioflow Medtech Corp.	9,536	0.0
10,128	(1)	New Oriental Education & Technology Group, Inc. ADR	1,696,440	0.3
124,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,460,446	0.3
106,749		Shanghai International Airport Co. Ltd. - A Shares	1,302,124	0.2
13,300		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	920,020	0.2
10,039	(1)	TAL Education Group ADR	771,798	0.1
93,123		Tencent Holdings Ltd.	8,297,567	1.5
24,841	(1)	Trip.com Group Ltd. ADR	790,689	0.2
198,000		Tsingtao Brewery Co., Ltd. - H Shares	1,909,453	0.3
1,120,000		Weichai Power Co. Ltd. - H Shares	3,303,262	0.6
33,004	(3)	WuXi AppTec Co. Ltd. - H Shares	785,079	0.1
73,001	(1),(3)	Wuxi Biologics Cayman, Inc.	1,022,155	0.2
31,800		Yifeng Pharmacy Chain Co. Ltd. - A Shares	498,593	0.1
			46,730,827	8.4

		Colombia: 0.4%
187,200		Bancolombia SA	1,620,754	0.3
24,700		BanColombia SA ADR	869,193	0.1
			2,489,947	0.4

		Denmark: 0.8%
6,526	(1)	Ascendis Pharma A/S ADR	979,879	0.2
14,563		DSV PANALPINA A/S	2,272,197	0.4
3,317	(1)	Genmab A/S	1,320,646	0.2
			4,572,722	0.8

		Finland: 0.7%
30,442		Kone Oyj	2,394,112	0.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: (continued)
44,639		Valmet OYJ	$1,429,019	0.3
			3,823,131	0.7

		France: 7.6%
58,255		AXA S.A.	1,290,601	0.2
46,935	(1)	BNP Paribas	2,250,797	0.4
19,298		Cie Generale des Etablissements Michelin SCA	2,659,405	0.5
42,754		Edenred	2,315,718	0.4
2,262		Hermes International	2,307,998	0.4
54,552		Imerys SA	2,575,874	0.5
43,726		IPSOS	1,397,664	0.3
2,293		Kering SA	1,504,970	0.3
8,511		L'Oreal S.A.	2,994,168	0.6
2,808		LVMH Moet Hennessy Louis Vuitton SE	1,697,701	0.3
77,274		Publicis Groupe	3,999,279	0.7
12,851		Remy Cointreau SA	2,383,577	0.4
18,144	(1)	Safran S.A.	2,280,837	0.4
27,262		Schneider Electric SE	3,990,082	0.7
22,331	(1)	UbiSoft Entertainment	2,232,743	0.4
32,068		Vinci SA	2,973,603	0.5
40,421	(1),(3)	Worldline SA/France	3,416,782	0.6
			42,271,799	7.6

		Germany: 7.4%
16,404	(1)	Adidas AG	5,201,355	0.9
13,271		Allianz SE	2,999,364	0.5
34,240		BASF SE	2,646,278	0.5
16,324		Bechtle AG	3,468,724	0.6
157,974		Deutsche Telekom AG	2,809,178	0.5
45,800		Fresenius SE & Co. KGaA	2,039,596	0.4
16,812		Hannover Rueck SE	2,605,235	0.5
26,800		HeidelbergCement AG	1,981,033	0.3
41,218		Infineon Technologies AG	1,651,339	0.3
41,545		LANXESS AG	3,129,798	0.6
10,149		Muenchener Rueckversicherungs-Gesellschaft AG	2,691,086	0.5
16,147		Nemetschek SE	1,136,782	0.2
1,751	(4)	Rational AG	1,686,126	0.3
65,617	(1),(3)	Zalando SE	7,523,701	1.3
			41,569,595	7.4

		Greece: 0.1%
51,500		Jumbo SA	806,745	0.1

		Hong Kong: 2.3%
559,280		AIA Group Ltd.	6,743,102	1.2
61,800		Jardine Strategic Holdings Ltd.	1,606,182	0.3
289,741		Techtronic Industries Co., Ltd.	4,328,261	0.8
			12,677,545	2.3

		India: 1.3%
101,958	(1)	HDFC Bank Ltd.	1,945,724	0.3
174,052		Infosys Ltd. ADR	2,937,998	0.6
21,961	(1)	MakeMyTrip Ltd.	626,547	0.1
58,727		Reliance Industries Ltd.	1,477,918	0.3
			6,988,187	1.3

		Ireland: 1.2%
1,258,428	(1)	Greencore Group PLC	1,999,141	0.4
31,034	(1)	Kingspan Group Plc	2,109,030	0.4
16,748	(1)	Ryanair Holdings PLC ADR	1,592,232	0.3
19,947		Smurfit Kappa PLC	960,520	0.1
			6,660,923	1.2

		Italy: 0.6%
17,466		Ferrari NV	3,634,479	0.6

		Japan: 14.5%
67,300		Asahi Group Holdings, Ltd.	2,717,057	0.5
49,300		Brother Industries Ltd.	1,099,319	0.2
210,000		Daicel Corp.	1,597,498	0.3
35,000		Daiichi Sankyo Co., Ltd.	1,126,685	0.2
11,140		Daikin Industries Ltd.	2,352,016	0.4
31,400		Denso Corp.	1,745,373	0.3
19,200		East Japan Railway Co.	1,266,473	0.2
4,100		Eisai Co., Ltd.	299,232	0.1
1,100		Fast Retailing Co., Ltd.	945,474	0.2
101,200		Honda Motor Co., Ltd.	2,672,359	0.5
16,700		Hoya Corp.	2,136,830	0.4
51,400	(1)	Japan Airlines Co. Ltd.	917,481	0.2
47,800		Kakaku.com, Inc.	1,384,408	0.3
22,200		Kao Corp.	1,610,761	0.3
77,200		KDDI Corp.	2,269,119	0.4
10,856		Keyence Corp.	5,828,382	1.0
189		LaSalle Logiport REIT	296,549	0.1
31,300		Murata Manufacturing Co., Ltd.	3,006,304	0.5
26,880		Nexon Co. Ltd.	815,631	0.1
24,700		Nidec Corp.	3,287,032	0.6
34,800	(1)	Nippon Steel Corp.	401,996	0.1
2,700		Nitori Co., Ltd.	535,850	0.1
146,100		Olympus Corp.	2,641,602	0.5
12,400		Oriental Land Co., Ltd.	1,940,741	0.3
29,100		Pigeon Corp.	1,309,353	0.2
71,605		Recruit Holdings Co. Ltd.	3,114,633	0.6
10,800		Shimano, Inc.	2,532,308	0.5
43,600		Shiseido Co., Ltd.	2,830,491	0.5
6,400		SMC Corp.	3,873,043	0.7
31,400		SoftBank Group Corp.	2,432,652	0.4
65,600		Sony Corp.	6,278,751	1.1
13,800		Sugi Holdings Co., Ltd.	906,894	0.2
80,900		Sumitomo Mitsui Trust Holdings, Inc.	2,420,347	0.4
34,800		Suzuki Motor Corp.	1,570,458	0.3
30,487		Sysmex Corp.	3,556,686	0.6
19,095		Terumo Corp.	742,140	0.1
64,519		Tokio Marine Holdings, Inc.	3,169,230	0.6
5,100		Tokyo Electron Ltd.	1,939,290	0.3
30,400		Unicharm Corp.	1,363,423	0.2
			80,933,871	14.5

		Luxembourg: 0.1%
37,994	(1)	ArcelorMittal	820,291	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: 0.5%
172,900	(1)	Grupo Aeroportuario del C	$1,011,472	0.2
103,500	(1)	Grupo Aeroportuario del Pacifico SA de CV	1,040,705	0.2
62,300	(1)	Grupo Aeroportuario del Sureste SA de CV	980,650	0.1
			3,032,827	0.5

		Netherlands: 2.0%
62,286	(1)	ArcelorMittal SA	1,364,020	0.2
4,271	(1)	Argenx SE ADR	1,251,488	0.2
14,381		ASML Holding NV	7,677,343	1.4
9,851		Prosus NV	1,150,899	0.2
			11,443,750	2.0

		New Zealand: 0.4%
24,341	(1)	Xero Ltd.	2,401,213	0.4

		Norway: 2.1%
194,599	(1)	DNB ASA	3,788,546	0.7
53,904		Equinor ASA	966,024	0.2
234,865	(1)	SpareBank 1 SR-Bank ASA	2,576,166	0.5
143,976		Sparebanken Vest	1,156,020	0.2
65,347		Yara International ASA	3,038,653	0.5
			11,525,409	2.1

		Peru: 0.1%
3,722		Credicorp Ltd.	559,528	0.1

		Portugal: 0.4%
121,423		Jeronimo Martins SGPS SA	1,985,577	0.4

		Russia: 0.4%
113,000		Sberbank PAO ADR	1,549,230	0.3
8,994	(1)	Yandex NV	563,384	0.1
			2,112,614	0.4

		Singapore: 0.8%
241,636		United Overseas Bank Ltd.	4,245,501	0.8

		South Africa: 0.5%
9,154		Naspers Ltd.	2,117,588	0.4
72,930	(1)	Sasol Ltd.	786,141	0.1
			2,903,729	0.5

		South Korea: 5.1%
12,000		Hyundai Mobis Co. Ltd.	3,400,670	0.6
57,221		Kia Motors Corp.	4,193,623	0.8
28,800	(1)	KT&G Corp.	2,060,542	0.4
213,500		LG Uplus Corp.	2,277,627	0.4
148,873		Samsung Electronics Co., Ltd. 005930	10,883,662	1.9
62,400	(1)	Shinhan Financial Group Co., Ltd.	1,711,290	0.3
33,700		SK Hynix, Inc.	3,679,384	0.7
			28,206,798	5.1

		Spain: 1.5%
42,280	(3)	Cellnex Telecom SA	2,476,921	0.4
4,111	(1)	Iberdrola S.A.	55,660	0.0
284,119		Iberdrola S.A. - IBEE	3,846,736	0.7
76,662		Industria de Diseno Textil SA	2,273,654	0.4
			8,652,971	1.5

		Sweden: 5.0%
18,565		Atlas Copco AB - A Shares	1,007,213	0.2
58,058		Atlas Copco AB - B Shares	2,718,277	0.5
100,124	(1)	Duni AB	1,222,172	0.2
94,135		Epiroc AB - B Shares	1,615,760	0.3
30,833		EQT AB	961,093	0.2
32,278		Investor AB - B Shares	2,367,570	0.4
65,113		Loomis AB	1,670,623	0.3
89,500		Nibe Industrier AB	2,987,456	0.5
166,138	(1)	Sandvik AB	4,137,686	0.7
105,900		SKF AB - B Shares	2,898,440	0.5
11,507	(1)	Spotify Technology SA	3,624,705	0.7
264,871	(1)	Svenska Handelsbanken AB	2,640,498	0.5
			27,851,493	5.0

		Switzerland: 2.5%
27,721		Cie Financiere Richemont SA	2,574,840	0.5
3,884		Lonza Group AG	2,480,710	0.4
36,749		Nestle SA	4,119,437	0.7
30,768		Novartis AG	2,785,894	0.5
1,557		Partners Group	1,838,493	0.3
1,099		Roche Holding AG	379,278	0.1
			14,178,652	2.5

		Taiwan: 2.7%
326,000		Catcher Technology Co., Ltd.	2,298,817	0.4
75,757		MediaTek, Inc.	2,366,169	0.4
235,331		Taiwan Semiconductor Manufacturing Co., Ltd.	4,973,343	0.9
43,834		Taiwan Semiconductor Manufacturing Co., Ltd.-ADR ADR	5,326,708	1.0
			14,965,037	2.7

		Thailand: 0.3%
532,500		Siam Commercial Bank PCL	1,669,096	0.3

		United Kingdom: 13.7%
191,400		Amcor PLC	2,093,916	0.4
121,240		Anglo American PLC	3,987,986	0.7
129,200		Antofagasta PLC	2,519,698	0.5
28,439	(1)	ASOS PLC	1,737,612	0.3
36,106		AstraZeneca PLC	3,683,202	0.7
344,433	(3)	Auto Trader Group PLC	2,655,420	0.5
472,885	(1)	Babcock International Group	1,503,557	0.3
84,887		Bellway PLC	3,192,670	0.6
11,004		Berkeley Group Holdings PLC	629,308	0.1
67,890		Bunzl PLC	2,179,240	0.4
48,579	(1)	Burberry Group PLC	1,138,529	0.2
2,057,300		Cineworld Group PLC	2,156,451	0.4
50,600		Coca-Cola European Partners PLC	2,351,382	0.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
38,616		CRH PLC - London	$1,593,798	0.3
23,032		Diageo PLC	924,666	0.2
39,726		Experian PLC	1,388,523	0.2
109,261		Hargreaves Lansdown PLC	2,545,584	0.5
96,301		HomeServe PLC	1,372,836	0.2
246,036	(1)	Inchcape PLC	2,229,909	0.4
88,438		Intermediate Capital Group PLC	2,051,244	0.4
25,408		Intertek Group PLC	1,913,551	0.3
177,730	(1)	John Wood Group PLC	709,985	0.1
41,386		Johnson Matthey PLC	1,664,920	0.3
8,705		Linde PLC	2,125,572	0.4
28,605		London Stock Exchange Group PLC	3,395,832	0.6
148,358		Mondi PLC	3,493,804	0.6
31,900	(1)	Next PLC	3,367,793	0.6
307,646	(1)	Rightmove PLC	2,518,318	0.4
51,939		Rio Tinto PLC	3,940,447	0.7
217,936		Segro PLC	2,836,313	0.5
476,403	(1)	Signature Aviation PLC	2,676,517	0.5
1,512,080	(1)	Taylor Wimpey PLC	3,017,825	0.5
282,612	(1),(3)	Trainline PLC	1,573,809	0.3
44,645	(1)	Weir Group PLC	1,153,444	0.2
			76,323,661	13.7

		United States: 2.5%
4,889	(1)	Mettler Toledo International, Inc.	5,710,841	1.0
67,666		Popular, Inc.	3,840,045	0.7
11,377		Royalty Pharma PLC	534,833	0.1
31,612		TE Connectivity Ltd.	3,806,085	0.7
			13,891,804	2.5

	Total Common Stock
	(Cost $434,755,230)		538,813,748	96.5

EXCHANGE-TRADED FUNDS: 0.1%
7,799		iShares MSCI ACWI ex US ETF	414,829	0.1

	Total Exchange-Traded Funds
	(Cost $394,362)		414,829	0.1

PREFERRED STOCK: 0.8%
		China: 0.0%
2,046	(1),(2),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	82,167	0.0

		Germany: 0.8%
8,615		Sartorius AG	4,282,476	0.8

	Total Preferred Stock
	(Cost $1,851,804)		4,364,643	0.8

	Total Long-Term Investments
	(Cost $437,001,396)		543,593,220	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreements: 0.3%
850,044	(6)	Citigroup, Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $850,048, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.375%-8.500%, Market Value plus accrued interest $867,045, due 02/01/23-01/01/59)	850,044	0.1
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 01/29/21, 0.06%, due 02/01/21 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $1,020,000, due 02/18/21-01/20/51)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $1,850,044)		1,850,044	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
4,857,298	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $4,857,298)	4,857,298	0.9

	Total Short-Term Investments
	(Cost $6,707,342)	6,707,342	1.2

	Total Investments in Securities (Cost $443,708,738)	$550,300,562	98.6
	Assets in Excess of Other Liabilities	7,904,117	1.4
	Net Assets	$558,204,679	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

(4)	Security, or a portion of the security, is on loan.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of January 31, 2021, the Fund held restricted securities with a fair value of $82,167 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of January 31, 2021.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.1%
Industrials	15.7
Information Technology	13.9
Financials	13.9
Materials	8.4
Communication Services	8.1
Health Care	8.0
Consumer Staples	6.2
Energy	1.5
Utilities	1.4
Real Estate	1.1
Exchange-Traded Funds	0.1
Communications	0.0
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,286,840	$–	$–	$4,286,840
Australia	–	9,304,470	–	9,304,470
Austria	–	2,202,825	–	2,202,825
Belgium	–	7,926,145	–	7,926,145
Brazil	8,545,094	–	–	8,545,094
Canada	26,512,039	–	106,613	26,618,652
China	14,447,493	32,283,334	–	46,730,827
Colombia	2,489,947	–	–	2,489,947
Denmark	979,879	3,592,843	–	4,572,722
Finland	–	3,823,131	–	3,823,131
France	–	42,271,799	–	42,271,799
Germany	5,154,850	36,414,745	–	41,569,595
Greece	–	806,745	–	806,745
Hong Kong	1,606,182	11,071,363	–	12,677,545
India	3,564,545	3,423,642	–	6,988,187
Ireland	4,661,782	1,999,141	–	6,660,923
Italy	–	3,634,479	–	3,634,479
Japan	–	80,933,871	–	80,933,871
Luxembourg	820,291	–	–	820,291
Mexico	3,032,827	–	–	3,032,827
Netherlands	1,251,488	10,192,262	–	11,443,750
New Zealand	–	2,401,213	–	2,401,213
Norway	–	11,525,409	–	11,525,409
Peru	559,528	–	–	559,528
Portugal	$1,985,577	$–	$–	$1,985,577
Russia	2,112,614	–	–	2,112,614
Singapore	–	4,245,501	–	4,245,501
South Africa	–	2,903,729	–	2,903,729
South Korea	–	28,206,798	–	28,206,798
Spain	–	8,652,971	–	8,652,971
Sweden	5,295,328	22,556,165	–	27,851,493
Switzerland	–	14,178,652	–	14,178,652
Taiwan	5,326,708	9,638,329	–	14,965,037
Thailand	–	1,669,096	–	1,669,096
United Kingdom	4,445,298	71,878,363	–	76,323,661
United States	13,891,804	–	–	13,891,804
Total Common Stock	110,970,114	427,737,021	106,613	538,813,748
Exchange-Traded Funds	414,829	–	–	414,829
Preferred Stock	–	4,282,476	82,167	4,364,643
Short-Term Investments	4,857,298	1,850,044	–	6,707,342
Total Investments, at fair value	$116,242,241	$433,869,541	$188,780	$550,300,562
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(4,650)	$–	$(4,650)
Total Liabilities	$–	$(4,650)	$–	$(4,650)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2021, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$56,114	$82,167
		$56,114	$82,167

At January 31, 2021, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 890,684	MXN 18,248,690	The Bank of New York Mellon	02/03/21	$(4,650)
				$(4,650)

Currency Abbreviations
MXN	-	Mexican Peso
USD	-	United States Dollar

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $449,539,355.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$119,373,540
Gross Unrealized Depreciation	(18,449,086)
Net Unrealized Appreciation	$100,924,454